Royalties, mining and income tax, and deferred tax (Tables)	12 Months Ended
Dec. 31, 2024
Mining and income tax
Schedule of royalty tax expense

Figures in million – SA rand	2024	2023	2022
Current charge	(543)	(1,050)	(1,834)
SA gold royalties	(115)	(115)	(64)
SA PGM royalties	(212)	(804)	(1,770)
Australian royalties	(216)	(131)	—
Total royalties	(543)	(1,050)	(1,834)

Schedule of mining and income tax expense	The components of mining and income tax are as follows:

Figures in million – SA rand	Note	2024	2023	2022
Current tax		(1,418)	(3,178)	(9,282)
Mining tax		(752)	(2,960)	(8,225)
Non-mining tax		(427)	(370)	(310)
Company and withholding tax		(239)	152	(747)
Deferred tax	11.3	(78)	5,594	358
Deferred tax charge		(333)	6,277	305
Prior year adjustment		(109)	43	—
Deferred tax rate adjustment[1]		364	(726)	53
Total mining and income tax		(1,496)	2,416	(8,924)
1The deferred tax rate adjustment in South Africa and the US was:

Figures in million – SA rand	2024	2023	2022
South Africa	570	(731)	(150)
United States	(206)	5	203
Deferred tax rate adjustment	364	(726)	53
The change in the estimated long-term deferred tax rate at which the temporary differences are expected to reverse as a result of applying the mining tax formula at the
SA gold operations amounted to a deferred tax benefit of R570 million for the year ended 31 December 2024 (2023: charge of R731 million, 2022: charge of R150 million, which included a partial offset resulting from the change in the South African corporate tax rate from 28% to 27% from 1 January 2023)

Schedule of reconciliation of the Group's mining and income tax to the South African statutory company tax rate	Reconciliation of the Group’s mining and income tax to the South African statutory company tax rate of 27% (2023: 27%, 2022: 28%):

Figures in million – SA rand	2024	2023	2022
Tax on loss/(profit) before tax at maximum South African statutory company tax rate (27% (2023: 27%, 2022: 28%))	1,138	10,758	(7,813)
South African gold mining tax formula rate adjustment	41	236	19
US state tax adjustment	365	1,121	(168)
US statutory tax rate adjustment	(40)	(2,176)	181
Deferred tax rate differentials	—	—	16
Non-deductible amortisation and depreciation	—	(2)	(2)
Non-taxable dividend received	—	1	4
Non-deductible finance expense	(320)	(180)	(196)
Non-deductible share-based payments	(7)	(7)	(7)
Non taxable gain/(non-deductible loss) on fair value of financial instruments	1,196	(101)	(976)
Non-taxable gain on acquisition	—	243	—
(Non-deductible loss)/non-taxable gain on foreign exchange differences	(10)	463	22
Non-taxable share of results of equity-accounted investees	59	(317)	360
(Non-deductible impairments)/non-taxable reversal of impairments	—	(2,392)	1
Non-deductible transaction costs	(62)	(158)	(76)
Tax adjustment in respect of prior periods	(81)	10	(35)
Net other non-taxable income and non-deductible expenditure	(210)	(272)	324
Change in estimated deferred tax rate	364	(726)	53
Unrecognised or derecognised deferred tax assets[1]	(3,929)	(4,085)	(631)
Mining and income tax	(1,496)	2,416	(8,924)
Effective tax rate	(36%)	6%	32%
1The amount for the year ended 31 December 2024 relates mainly to unrecognised deferred tax assets at the US PGM operations of R3,503 million and Cooke of
R344 million. The amount for the year ended 31 December 2023 relates mainly to unrecognised deferred tax assets at Sandouville nickel refinery of R1,358 million, Century of R1,319 million, Burnstone of R436 million, Cooke of R278 million and SGL of R384 million. The amount for the year ended 31 December 2022 mainly consist of deferred tax assets not recognised of R86 million at SGL, R227 million at Cooke and R287 million at Burnstone

Schedule of deferred tax

Figures in million – SA rand	Notes	2024	2023	2022
Included in the statement of financial position as follows:
Deferred tax assets		(2,451)	(1,942)	(2,442)
Deferred tax liabilities		4,757	4,176	9,360
Net deferred tax liabilities		2,306	2,234	6,918
Reconciliation of the deferred tax balance:
Balance at beginning of the year		2,234	6,918	6,912
Deferred tax on acquisition of subsidiaries		—	348	—
Loss on remeasurement of previous interest in joint operation		—	21	—
Derecognition with deemed disposal of interest in joint operation	19	—	(142)	—
Deferred tax recognised in profit or loss	11.2	78	(5,594)	(358)
Deferred tax recognised in other comprehensive income		7	58	(81)
Foreign currency translation		(13)	625	445
Balance at end of the year		2,306	2,234	6,918

Schedule of components of net deferred tax liabilities	The detailed components of the net deferred tax liabilities which result from the differences between the amounts of assets and liabilities recognised for financial reporting and tax purposes are:

Figures in million – SA rand	2024	2023	2022
Deferred tax liabilities
Mining assets	12,821	9,387	13,001
Environmental rehabilitation obligation funds	888	973	713
US$ Convertible bond	—	349	—
Other	692	939	294
Gross deferred tax liabilities[1]	14,401	11,648	14,008
Deferred tax assets
Environmental rehabilitation obligation	(1,724)	(1,583)	(1,404)
Occupational healthcare obligation	(86)	(91)	(121)
Other payables and provisions[2]	(2,432)	(2,047)	(1,385)
Derivative financial instrument	—	(349)	—
Financial instruments	(307)	(416)	—
Tax losses and unredeemed capital expenditure	(7,473)	(4,857)	(4,097)
Share-based payment obligation	(73)	(71)	(83)
Gross deferred tax assets[3]	(12,095)	(9,414)	(7,090)
Net deferred tax liabilities	2,306	2,234	6,918
1The aggregate amount of temporary differences associated with investments in subsidiaries, for which no deferred tax liabilities have been recognised under the IAS 12.39 exemption at 31 December 2024, amounts to R956 million (2023: R811 million and 2022: R13,659 million)
2This includes other payables such as lease liabilities as well as employee-related liabilities. No deferred tax asset was recognised at 31 December 2024 and 31 December
2023 for the onerous contract provision due to the low probability of future taxable profits for the Sandouville nickel refinery
3The amount of deductible temporary differences, unused tax losses as well as unredeemed capital expenditure for which no deferred tax asset is recognised, amounted to R87,331 million (2023: R68,868 million and 2022: R48,648 million ). The amount of capital losses for which no deferred tax asset was recognised amounted to R5,686 million
(2023: R6,157 million, 2022: R5,613 million). Tax losses are available to be utilised against income generated by the relevant tax entity and do not expire unless the tax entity concerned ceases to operate for a period of longer than one year for the South African operations. Under South African mining tax ring-fencing legislation, each tax entity is treated separately and as such these deductions can only be utilised by the tax entities in which the deductions have been generated. Tax losses are also available to be utilised against income generated by the relevant tax entity in France and Australia and do not expire. In Canada, tax losses expire after 20 years

Schedule of tax and royalties receivables and payables

Figures in million – SA rand	Note	2024	2023	2022
Included in the statement of financial position as follows:
Tax, carbon tax and royalties receivable		(863)	(973)	(723)
Tax, carbon tax and royalties payable		342	743	104
Non-current portion of tax, carbon tax and royalties payable		13	64	11
Current portion of tax, carbon tax and royalties payable		329	679	93
Net tax, carbon tax and royalties receivable		(521)	(230)	(619)

Reconciliation of the net tax, carbon tax and royalties receivable balance:
Balance at beginning of the year		(230)	(619)	(1,046)
Royalties, carbon tax and current tax[1]		1,963	4,230	11,106
Royalties, carbon tax and tax paid		(2,236)	(4,131)	(10,681)
Royalties and carbon tax paid		(784)	(922)	(1,815)
Tax paid		(1,452)	(3,209)	(8,866)
Tax payable/(receivable) on acquisition of subsidiaries	16.1	—	285	(3)
Other		—	10	(8)
Foreign currency translation		(18)	(5)	13
Balance at end of the year		(521)	(230)	(619)
1The amount is made up of royalties tax charge of R543 million (2023: R1,050 million and 2022: R1,834 million) (see note 11.1), carbon tax charge of R2 million (2023: tax charge of R2 million and 2022: tax income of R10 million) and current tax charge of R1,418 million (2023: R3,178 million and 2022: R9,282 million) (see note 11.2)